Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 0	¥ 0	¥ 2,785
Aggregate amortization expenses for intangible assets	31,752	30,959	26,252
Estimated amortization expenses in fiscal 2020	35,827
Estimated amortization expenses in fiscal 2021	26,758
Estimated amortization expenses in fiscal 2022	21,416
Estimated amortization expenses in fiscal 2023	18,147
Estimated amortization expenses in fiscal 2024	15,264
Intangible assets subject to amortization acquired	35,912
Impairment losses on intangible assets	606	¥ 194	411
Overseas
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill			¥ 2,785
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 13,545
Weighted average amortization period	5 years
Customer Relationships
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 13,557
Weighted average amortization period	15 years